Commitments and Contingent Liabilities - Additional Information (Detail) (USD $)	12 Months Ended								12 Months Ended
	Dec. 31, 2012 LegalMatter	Dec. 31, 2011	Dec. 31, 2010	Jan. 18, 2008	Oct. 25, 2012 Oklahoma Class Action Lawsuit	Dec. 21, 2012 Class Actions and Non Class Actions Lawsuits	Oct. 12, 2012 Ivy Asset Management LLC	Nov. 13, 2012 Ivy Asset Management LLC Civil Lawsuits	Dec. 31, 2012 Securities lending indemnifications	Dec. 31, 2011 Securities lending indemnifications	Dec. 31, 2012 Standby letters of credit		Dec. 31, 2011 Standby letters of credit		Dec. 31, 2011 Support agreements
Commitments and Contingencies Disclosure [Line Items]
Lending commitment maturing in less than one year	$ 9,000,000,000
Lending commitment maturing in one to five years	22,200,000,000
Lending commitment maturing over five years	100,000,000
Potential exposure of off-balance sheet credit risks									245,717,000,000	268,812,000,000	7,167,000,000	[1]	6,707,000,000	[1]	63,000,000
SBLCs collateralized with cash and securities	781,000,000	485,000,000
SBLCs expiring within one year	4,100,000,000
SBLCs expiring within one to five years	3,100,000,000
Allowance for lending related commitments	121,000,000	103,000,000
Commercial Letters of Credit	219,000,000	437,000,000
Maximum maturities of prearranged contract for a securities lending transaction (in days)	90 days	90 days
Cash collateralization percentage generally required for a securities lending transaction with indemnification against broker default	102.00%	102.00%
Securities lending indemnifications, secured amount of collateral	253,000,000,000	276,000,000,000
Fee revenue from securities lending transactions									198,000,000	183,000,000
Net rent expense for premises and equipment	313,000,000	350,000,000	314,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2013	286,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2014	250,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2015	219,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2016	203,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2017	188,000,000
Future minimum rental commitments under noncancelable operating leases, net of related sublease revenue for 2018 and thereafter	744,000,000
Legal proceedings loss contingency, range of possible loss, maximum	470,000,000
Bank filed a proof of claim on Jan. 18, 2008 in the Chapter 11 bankruptcy of Sentinel Management Group, Inc. (Sentinel), seeking to recover approximate amount loaned to Sentinel				312,000,000
Number of cases regarding customer losses in the securities lending program seeking to proceed as a class action	2
Litigation settlement agreement					$ 280,000,000	$ 114,000,000	$ 2,000,000	$ 210,000,000
Number of court actions that most of the Madoff cases have been consolidated into	2

[1]	Net of participations totaling $1.0 billion at Dec. 31, 2012 and $1.2 billion at Dec. 31, 2011.